Employee Benefits (Summary of Remeasurement of Defined Benefit Plans) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Principal Pension Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	$ 235	$ (139)
Remeasurement gain/(loss) - return on plan assets less interest income	(311)	182
Changes in asset limitation and minimum funding requirement	0	(3)
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	(76)	40
Principal post retirement benefit plan [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	8	(7)
Remeasurement gain/(loss) - return on plan assets less interest income	0	0
Changes in asset limitation and minimum funding requirement	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	8	(7)
Other Pension Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Remeasurement gain/(loss) - financial	(1)	(10)
Remeasurement gain/(loss) - return on plan assets less interest income	0	0
Changes in asset limitation and minimum funding requirement	0	0
Amounts Recognized in Other Comprehensive Income for Remeasurement of Defined Benefit Plans	$ (1)	$ (10)